Note Goodwill and other intangible assets (Gross amount of goodwill and accumulated impairment losses by reportable segment and corporate group) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Goodwill Gross	$ 795,506	$ 795,506	$ 790,799
Goodwill Impaired Accumulated Impairment Loss	168,212	168,212	164,411
Goodwill (net amounts)	627,294	627,294	626,388
Banco Popular de Puerto Rico
Goodwill [Line Items]
Goodwill Gross	280,221	280,221	280,221
Goodwill Impaired Accumulated Impairment Loss	3,801	3,801	0
Goodwill (net amounts)	276,420	276,420	280,221
Banco Popular North America
Goodwill [Line Items]
Goodwill Gross	515,285	515,285	510,578
Goodwill Impaired Accumulated Impairment Loss	164,411	164,411	164,411
Goodwill (net amounts)	$ 350,874	$ 350,874	$ 346,167